CONTRACTUAL OBLIGATIONS (Tables)	12 Months Ended
Dec. 31, 2019
CONTRACTUAL OBLIGATIONS
Schedule of purchase commitments

	Percent of		Per ounce cash payment:
	life of		Lesser of amount below and the then
	mine		prevailing market price
	production		(unless otherwise noted)
Gold Stream interests
La Colorada	100%		US$650
La Bolsa	5%		US$450

Silver Stream interests
Moss	100	%(1)	20% of silver spot price
El Mochito	22.5	%(2)	25% of silver spot price
(1)	After 3.5 million ounces of silver are delivered, Maverix’s silver purchase entitlement will be 50% of the remaining life of mine silver production.
(2)	If 3.0 million ounces are delivered to Maverix prior to April 1, 2022, Maverix’s silver purchase entitlement will be 20% of life of mine silver production.